SALES AND MARKETING EXPENSES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Sales And Marketing Expenses
Selling and Marketing Expense	$ 26,340	$ 4,295	$ 148,661	$ 32,331	$ 36,675	$ 91,319